Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Balances and Transactions
Schedule of balances due to related parties

	December 31,	December 31,
	2020	2019

Dr. Henglong Chen and his affiliates *	$881,442	$932,616
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	1,058,188	864,623
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	79,457	41,364
Total	$2,019,087	$1,838,603